Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Leonard Livschitz (PEO) $	Compensation Actually Paid to Leonard Livschitz (PEO)(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	Year-end value of $100 invested on 3/6/2020 in:		Net Income(5) (in millions) $	Total Revenue(6) (in millions) $
					Total Shareholder Return(4) $	Peer Group Total Shareholder Return(4) $
2024	26,304,885	50,589,552	3,010,844	5,159,439	189.92	198.42	4.0	350.6
2023	5,822,320	10,559,045	920,358	715,958	113.83	189.65	(1.8)	312.9
2022	24,662,487	(1,512,937)	3,370,517	(2,198,826)	95.82	154.38	(29.2)	310.5
2021	6,822,033	61,798,574	1,037,624	9,962,898	324.25	237.64	(7.7)	211.3
2020	16,867,152	30,670,188	3,445,956	5,539,225	107.60	154.73	(12.6)	111.3

(1)
Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. Because of adjustments required by SEC rules, Compensation Actually Paid may be a negative amount. Compensation Actually Paid does not represent amounts actually earned or realized by our PEO and Non-PEO NEOs in the applicable fiscal years.
	2024		2023		2022		2021		2020
	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$26,304,885	$3,010,844	$5,822,320	$920,358	$24,662,487	$3,370,517	$6,822,033	$1,037,624	$16,867,152	$3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(24,596,800)	$(2,312,620)	$(3,989,003)	$(387,529)	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$49,094,144	$4,518,138	$7,551,765	$489,078	$17,051,819	$2,096,832	$2,657,236	$258,149	$27,419,188	$4,429,387
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$527,458	$70,037	$(11,143,141)	$(2,866,305)	$19,022,832	$4,851,571	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(212,677)	$(56,923)	$646,506	$70,767	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(446,752)	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$24,284,667	$2,148,595	$4,736,725	$(204,400)	$(26,175,424)	$(5,569,343)	$54,976,541	$8,925,274	$13,803,036	$2,093,270
Compensation Actually Paid (as calculated)	$50,589,552	$5,159,439	$10,559,045	$715,958	$(1,512,937)	$(2,198,826)	$61,798,574	$9,962,898	$30,670,188	$5,539,225
(2)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance and updated fair values of PSUs at each measurement date. The dollar amounts reported represent “Compensation Actually Paid” as calculated in accordance with SEC rules. The 2023, 2022, 2021 and 2020 Compensation Actually Paid amounts differ slightly from those previously reported as an administrative error was corrected.

(3)
Reflects the average of the total compensation paid to our non-CEO NEOs in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-CEO NEOs in each year are listed below:

2024: Anil Doradla, Yury Gryzlov
2023: Anil Doradla; Yury Gryzlov; Stan Klimoff
2022: Anil Doradla; Yury Gryzlov; Stan Klimoff
2021: Anil Doradla; Yury Gryzlov
2020: Victoria Livschitz; Yury Gryzlov
(4)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on March 6, 2020, the first day of trading for the Company’s stock after the closing of its business combination, and reinvesting all dividends until the last day of each reported fiscal year. Pursuant to SEC guidance reflects the peer group used in the company’s performance graph as disclosed in our 2024 Form 10-K. The peer group includes Accenture plc, Cognizant Technology Solutions Corp., Endava plc, EPAM Systems Inc., Globant, S.A., and Infosys Ltd.

(5)
The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

(6)
In the Company’s assessment, Total Revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2024 to link compensation actually paid to performance. The dollar amounts reported are the Company’s total revenue reflected in the Company’s audited financial statements.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(3)
Reflects the average of the total compensation paid to our non-CEO NEOs in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-CEO NEOs in each year are listed below:

2024: Anil Doradla, Yury Gryzlov
2023: Anil Doradla; Yury Gryzlov; Stan Klimoff
2022: Anil Doradla; Yury Gryzlov; Stan Klimoff
2021: Anil Doradla; Yury Gryzlov
2020: Victoria Livschitz; Yury Gryzlov

Peer Group Issuers, Footnote
(4)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on March 6, 2020, the first day of trading for the Company’s stock after the closing of its business combination, and reinvesting all dividends until the last day of each reported fiscal year. Pursuant to SEC guidance reflects the peer group used in the company’s performance graph as disclosed in our 2024 Form 10-K. The peer group includes Accenture plc, Cognizant Technology Solutions Corp., Endava plc, EPAM Systems Inc., Globant, S.A., and Infosys Ltd.

PEO Total Compensation Amount	$ 26,304,885	$ 5,822,320	$ 24,662,487	$ 6,822,033	$ 16,867,152
PEO Actually Paid Compensation Amount	$ 50,589,552	10,559,045	(1,512,937)	61,798,574	30,670,188
Adjustment To PEO Compensation, Footnote
(1)
Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. Because of adjustments required by SEC rules, Compensation Actually Paid may be a negative amount. Compensation Actually Paid does not represent amounts actually earned or realized by our PEO and Non-PEO NEOs in the applicable fiscal years.
	2024		2023		2022		2021		2020
	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$26,304,885	$3,010,844	$5,822,320	$920,358	$24,662,487	$3,370,517	$6,822,033	$1,037,624	$16,867,152	$3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(24,596,800)	$(2,312,620)	$(3,989,003)	$(387,529)	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$49,094,144	$4,518,138	$7,551,765	$489,078	$17,051,819	$2,096,832	$2,657,236	$258,149	$27,419,188	$4,429,387
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$527,458	$70,037	$(11,143,141)	$(2,866,305)	$19,022,832	$4,851,571	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(212,677)	$(56,923)	$646,506	$70,767	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(446,752)	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$24,284,667	$2,148,595	$4,736,725	$(204,400)	$(26,175,424)	$(5,569,343)	$54,976,541	$8,925,274	$13,803,036	$2,093,270
Compensation Actually Paid (as calculated)	$50,589,552	$5,159,439	$10,559,045	$715,958	$(1,512,937)	$(2,198,826)	$61,798,574	$9,962,898	$30,670,188	$5,539,225

Non-PEO NEO Average Total Compensation Amount	$ 3,010,844	920,358	3,370,517	1,037,624	3,445,956
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,159,439	715,958	(2,198,826)	9,962,898	5,539,225
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below. Because of adjustments required by SEC rules, Compensation Actually Paid may be a negative amount. Compensation Actually Paid does not represent amounts actually earned or realized by our PEO and Non-PEO NEOs in the applicable fiscal years.
	2024		2023		2022		2021		2020
	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs	Leonard Livschitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$26,304,885	$3,010,844	$5,822,320	$920,358	$24,662,487	$3,370,517	$6,822,033	$1,037,624	$16,867,152	$3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(24,596,800)	$(2,312,620)	$(3,989,003)	$(387,529)	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$49,094,144	$4,518,138	$7,551,765	$489,078	$17,051,819	$2,096,832	$2,657,236	$258,149	$27,419,188	$4,429,387
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$527,458	$70,037	$(11,143,141)	$(2,866,305)	$19,022,832	$4,851,571	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(212,677)	$(56,923)	$646,506	$70,767	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$(446,752)	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$24,284,667	$2,148,595	$4,736,725	$(204,400)	$(26,175,424)	$(5,569,343)	$54,976,541	$8,925,274	$13,803,036	$2,093,270
Compensation Actually Paid (as calculated)	$50,589,552	$5,159,439	$10,559,045	$715,958	$(1,512,937)	$(2,198,826)	$61,798,574	$9,962,898	$30,670,188	$5,539,225

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed in the table below, in no particular order. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.
Performance Measures
Total Revenue
EBITDA
Contribution Margin
Relative Total Stockholder Return (“rTSR”)
Relative Revenue Compound Annual Growth (“rCAGR”)

Total Shareholder Return Amount	$ 189.92	113.83	95.82	324.25	107.6
Peer Group Total Shareholder Return Amount	198.42	189.65	154.38	237.64	154.73
Net Income (Loss)	$ 4,000,000	$ (1,800,000)	$ (29,200,000)	$ (7,700,000)	$ (12,600,000)
Company Selected Measure Amount	350.6	312.9	310.5	211.3	111.3
PEO Name	Leonard Livschitz
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description
(6)
In the Company’s assessment, Total Revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2024 to link compensation actually paid to performance. The dollar amounts reported are the Company’s total revenue reflected in the Company’s audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Contribution Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (“rTSR”)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Revenue Compound Annual Growth (“rCAGR”)
PEO | Leonard Livschitz [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leonard Livschitz [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leonard Livschitz [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leonard Livschitz [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,284,667	4,736,725	(26,175,424)	54,976,541	13,803,036
PEO | Leonard Livschitz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,596,800)	(3,989,003)	(22,579,813)	(5,202,033)	(13,649,920)
PEO | Leonard Livschitz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,094,144	7,551,765	17,051,819	2,657,236	27,419,188
PEO | Leonard Livschitz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		527,458	(11,143,141)	19,022,832
PEO | Leonard Livschitz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				32,341,913
PEO | Leonard Livschitz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,677)	646,506	(9,504,290)	6,156,594	33,769
PEO | Leonard Livschitz [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leonard Livschitz [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Leonard Livschitz [Member] | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,148,595	(204,400)	(5,569,343)	8,925,274	2,093,270
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,312,620)	(387,529)	(2,749,621)	(505,374)	(2,344,222)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,518,138	489,078	2,096,832	258,149	4,429,387
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		70,037	(2,866,305)	4,851,571
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,141,994
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,923)	70,767	(2,050,249)	1,178,935	8,105
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (446,752)